REVENUE - Schedule of Revenue Disaggregation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 7,335	$ 6,942
Realized gain from derivative instruments	133	241
Unrealized loss from derivative instruments	(37)	(170)
Revenue from risk management and other derivative contracts	96	71
Lease income	235	267
Shared service revenue and other	112	104
Revenue (Note 18)	7,778	7,384
Total for all joint ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other fee and commission income	55	58
Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,101	2,936
Realized gain from derivative instruments	0	0
Unrealized loss from derivative instruments	0	0
Revenue from risk management and other derivative contracts	0	0
Lease income	187	223
Shared service revenue and other	28	26
Revenue (Note 18)	3,316	3,185
Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	289	294
Realized gain from derivative instruments	0	0
Unrealized loss from derivative instruments	0	0
Revenue from risk management and other derivative contracts	0	0
Lease income	43	40
Shared service revenue and other	25	24
Revenue (Note 18)	357	358
Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,945	3,712
Realized gain from derivative instruments	133	241
Unrealized loss from derivative instruments	(37)	(170)
Revenue from risk management and other derivative contracts	96	71
Lease income	5	4
Shared service revenue and other	13	9
Revenue (Note 18)	4,059	3,796
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Realized gain from derivative instruments	0	0
Unrealized loss from derivative instruments	0	0
Revenue from risk management and other derivative contracts	0	0
Lease income	0	0
Shared service revenue and other	46	45
Revenue (Note 18)	46	45
Take-or-pay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,773	2,636
Take-or-pay | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,553	2,422
Take-or-pay | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	208	209
Take-or-pay | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12	5
Take-or-pay | Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Fee-for-service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	773	735
Fee-for-service | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	542	512
Fee-for-service | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	81	85
Fee-for-service | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	150	138
Fee-for-service | Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,789	3,571
Product sales | Pipelines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6	2
Product sales | Facilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product sales | Marketing & New Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,783	3,569
Product sales | Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	$ 0